INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred:
Federal	$ 39,000	$ 49,000
State	(10,000)	6,000
Deferred income tax expense (benefit)	29,000	55,000
Change in valuation allowance	(29,000)	(55,000)
Income tax expense (benefit)	$ 0	$ 0